Restructuring (Tables)	12 Months Ended
May 31, 2014
Changes in Accrued Restructuring Balances

The following table includes the changes in our accrued restructuring balances:

(In thousands)	Employee Severance	Other	Total
Balance at May 31, 2013	$12,656	$397	$13,053
Charge to expense	(243)	—	(243)
Cash payments	(10,688)	(40)	(10,728)
Noncash and foreign exchange impacts	357	24	381

Balance at May 31, 2014	$2,082	$381	$2,463